UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

LM Capital Opportunistic Bond Fund

Annual Report	July 31, 2014

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL OPPORTUNISTIC BOND FUND JULY 31, 2014

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

SHAREHOLDERS’ LETTER

Dear Shareholder(s):

To start the year, the majority of market participants called for trending higher interest rates to be led by strong economic data. Yet, the reality was that, worse than expected weather led to weaker than expected economic data to start the year. The weaker than expected data coupled with renewed and heightened geopolitical risks (Syria, Libya, Iraq and Russia/Ukraine) pushed government bond yields lower. Many market participants were caught underweight duration versus their relative benchmarks and as a result have had to chase bond yields lower all year. Despite lower government bond yields, U.S. Credit securities have done very well as risk markets reacted positively (higher equity prices and lower volatility) to continued Global Central Bank support. Specifically, long credit instruments have performed the best. The decision by LM Capital to overweight credit has led to good performance for the LM Capital Opportunistic Bond Fund (the “Fund”).

As the deleveraging cycle matures, we expect to see growth incrementally improving in the Developed Economies and slowing marginally across most Developing Economies. Outside some weather related economic impact, first half 2014 economic performance is tracking at a solid rate, but economic growth throughout the year is still likely to remain choppy and dictated by inventory builds and draw downs based on final sales. To start the year, LM Capital Group believed that the U.S. economic trend would solidly appear in the data release cycle by the end of the second quarter. Due to the weather related issues in the first half of the year, it seems as if we will have to wait for economic performance to solidify in the data during the second half of the year. The global economy remains constrained by deleveraging pressures and the continued uncertainty surrounding the potential for exogenous shocks as global fiscal and monetary policy playbooks are still evolving, regulatory uncertainties/constraints remain and demographics are shifting. As a result, fixed income investors remain vulnerable to sudden and abrupt swings in interest rates. Global Central Banks remain committed to continued accommodative monetary policy, albeit at a less vigorous pace in the U.S. and a more vigorous pace in Europe. While monetary policy is supportive of financial risk taking, it will provide little support to real global output at this point. Our strategy continues to call for an overall neutral-to-mild underweight duration portfolio position and continued exposure to U.S. High Yield, Emerging Market Debt and select Non-Dollar securities. We are closely monitoring

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

developments in the Middle East and Ukraine. Should either situation deviate from our baseline scenario, action in the portfolio may be taken.

Thank you for your business and we look forward to working with you going forward.

LM Capital Group, LLC

To determine if this Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors and charges and expenses before investing. This and other information can be found in the Fund’s prospectus which may be obtained by calling 866-330-1111. Please read the prospectus carefully before investing.

Mutual Fund investing involves risk, including the possible loss of principal. Bond and bond funds are subject to interest rate risk and will decline in value as interest rates rise. High yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities, due to the speculative nature of their investments. Mortgage-backed securities are subject to prepayment and extension risk and therefore react differently to changes in interest rates than other bonds. Small movements in interest rates may quickly and significantly reduce the value of certain mortgage-backed securities. Capital gains, if any, are subject to capital gains tax. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume.

There is no assurance that the fund will achieve its stated objectives.

The LM Capital Funds are distributed by SEI Investments Distribution Co. (SIDCO). The Funds are managed by LM Capital Group, LLC. SIDCO is not affiliated with LM Capital or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

Definition of the Comparative Indices

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

Growth of a $1,000,000 Investment

TOTAL RETURN FOR THE PERIOD ENDED JULY 31, 2014*
Cumulative Inception to Date
LM Capital Opportunistic Bond Fund, Institutional Class Shares	4.15%
Barclays U.S. Aggregate Bond Index	3.66%

*	The Fund commenced operations on December 31, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of the comparative indices on page 3

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

SECTOR WEIGHTINGS†: (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 59.5%
Description	Principal Amount	Value

CONSUMER DISCRETIONARY — 6.8%
Comcast 5.150%, 03/01/20	$150,000	$171,337
Controladora Mabe 6.500%, 12/15/15 (A)	100,000	105,500
Starbucks 3.850%, 10/01/23	100,000	104,560
The Gap 5.950%, 04/12/21	150,000	172,154
Time Warner 4.650%, 06/01/44	100,000	97,287

		650,838

CONSUMER STAPLES — 1.2%
Raizen Energy Finance 7.000%, 02/01/17 (A)	100,000	111,250

ENERGY — 5.0%
Chesapeake Energy 6.125%, 02/15/21	165,000	179,025
Ecopetrol 7.625%, 07/23/19	250,000	301,315

		480,340

FINANCIALS — 22.9%
Ally Financial 6.250%, 12/01/17	200,000	217,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

CORPORATE OBLIGATIONS — continued
Description	Principal Amount	Value

FINANCIALS — continued
American International Group 6.400%, 12/15/20	$200,000	$239,660
Bank of America 5.700%, 01/24/22	250,000	287,538
CIT Group 5.500%, 02/15/19 (A)	200,000	213,500
Citigroup 8.500%, 05/22/19	125,000	158,139
Goldman Sachs Group 5.375%, 03/15/20	150,000	168,666
JPMorgan Chase 6.400%, 05/15/38	150,000	189,999
Metropolitan Life Global Funding I 0.614%,04/10/17 (A) (B)	150,000	150,317
Morgan Stanley 4.875%, 11/01/22	250,000	266,186
Regions Bank 6.450%, 06/26/37	250,000	295,568

		2,186,573

HEALTH CARE — 1.2%
Humana 7.200%, 06/15/18	100,000	118,177

INDUSTRIALS — 3.7%
Embraer 5.150%, 06/15/22	150,000	161,070
General Electric 3.375%, 03/11/24	185,000	187,638

		348,708

INFORMATION TECHNOLOGY — 3.4%
CA 5.375%, 12/01/19	100,000	111,512
Hewlett-Packard 4.650%, 12/09/21	200,000	217,121

		328,633

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

CORPORATE OBLIGATIONS — concluded
Description	Principal Amount	Value

MATERIALS — 8.8%
AK Steel 7.625%, 05/15/20	$300,000	$306,750
Alcoa 6.150%, 08/15/20	200,000	220,112
China Oriental Group 8.000%, 08/18/15 (A)	200,000	201,200
Voto-Votorantim Overseas Trading Operations 6.625%, 09/25/19 (A)	100,000	114,000

		842,062

TELECOMMUNICATION SERVICES — 6.5%
Colombia Telecomunicaciones 5.375%, 09/27/22 (A)	200,000	202,000
Frontier Communications 8.250%, 04/15/17	200,000	228,000
Telecom Italia 5.303%, 05/30/24 (A)	200,000	194,240

		624,240

TOTAL CORPORATE OBLIGATIONS (Cost $5,487,820)		5,690,821

MORTGAGE-BACKED SECURITIES — 22.1%
FHLMC 5.000%, 05/01/38	79,938	87,810
4.500%, 05/01/40	57,444	61,825
4.500%, 08/01/40	145,789	156,856
4.000%, 04/01/26	149,801	159,781
4.000%, 10/01/41	218,437	229,504
3.500%, 03/01/26	53,363	56,161
FNMA 4.500%, 02/01/39	93,949	101,207
4.500%, 02/01/41	231,100	249,455
4.500%, 10/01/41	104,500	113,751
4.000%, 11/01/40	281,203	295,949

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

Description	Principal Amount/Shares	Value

MORTGAGE-BACKED SECURITIES — concluded
4.000%, 01/01/41	$203,795	$214,482
3.500%, 07/01/42	375,928	383,405

TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,103,824)		2,110,186

U.S. TREASURY OBLIGATIONS — 13.5%
U.S. Treasury Notes
3.500%, 05/15/20	350,000	379,996
3.125%, 05/15/19	100,000	106,477
2.375%, 07/31/17	200,000	207,797
2.000%, 02/15/23	200,000	193,297
1.750%, 10/31/18	400,000	402,656

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,319,997)		1,290,223

U.S. GOVERNMENT AGENCY OBLIGATION — 3.0%
FHLMC 1.375%, 05/01/20	300,000	289,254

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (Cost $300,742)		289,254

SHORT-TERM INVESTMENT — 1.1%
SEI Daily Income Trust Government Fund, 0.020% (C) (Cost $109,015)	109,015	109,015

TOTAL INVESTMENTS — 99.2% (Cost $9,321,398)		$9,489,499

Percentages are based on Net Assets of $9,563,596.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Floating rate security — Rate disclosed is the rate in effect on July 31, 2014.
(C)	The rate reported is the 7-day effective yield as of July 31, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

The following is a list of inputs used as of July 31, 2014, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$5,690,821	$—	$5,690,821
Mortgage-Backed Securities	—	2,110,186	—	2,110,186
U.S. Treasury Obligations	—	1,290,223	—	1,290,223
U.S. Government Agency Obligation	—	289,254	—	289,254
Short-Term Investment	109,015	—	—	109,015

Total Investments in Securities	$109,015	$9,380,484	$—	$9,489,499

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
JULY 31, 2014

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $9,321,398)	$9,489,499
Interest Receivable	90,206
Deferred Offering Costs — see Note 2	27,170
Receivable from Adviser	21,936
Prepaid Expenses	403

Total Assets	9,629,214

Liabilities:
Payable due to Administrator	10,617
Chief Compliance Officer Fees Payable	3,120
Payable due to Trustees	2,503
Other Accrued Expenses	49,378

Total Liabilities	65,618

Net Assets	$9,563,596

Net Assets Consist of:
Paid-in-Capital	$9,382,578
Undistributed Net Investment Income	2,374
Accumulated Net Realized Gain on Investments	10,543
Net Unrealized Appreciation on Investments	168,101

Net Assets	$9,563,596

Net Asset Value and Redemption Price Per Share (unlimited authorization — no par value) Institutional Class Shares ($9,563,596 ÷ 935,793)	$10.22

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND
FOR THE PERIOD ENDED
JULY 31, 2014*

STATEMENT OF OPERATIONS

Investment Income
Interest Income	$194,986

Expenses:
Administration Fees	72,604
Investment Advisory Fees	18,992
Trustees’ Fees	7,500
Chief Compliance Officer Fees	4,958
Offering Costs — See Note 2	34,623
Legal Fees	23,083
Audit Fees	22,240
Transfer Agent Fees	15,732
Printing Fees	8,000
Custodian Fees	5,833
Registration Fees	1,333
Insurance and Other Expenses	7,835

Total Expenses	222,733

Less: Investment Advisory Fees Waived	(18,992)
Reimbursement of Expense from Investment Adviser	(179,324)

Net Expenses	24,417

Net Investment Income	170,569

Net Realized Gain on Investments	20,840
Net Change in Unrealized Appreciation (Depreciation) on Investments	168,101

Net Realized and Unrealized Gain on Investments	188,941

Net Increase in Net Assets Resulting from Operations	$359,510

*	Commenced operations on December 31, 2013.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended July 31, 2014*
Operations:
Net Investment Income	$170,569
Net Realized Gain on Investments	20,840
Net Change in Unrealized Appreciation (Depreciation) on Investments	168,101

Net Increase in Net Assets Resulting from Operations	359,510

Dividends and Distributions from:
Net Investment Income
Institutional Class Shares	(178,492)

Total Dividends and Distributions	(178,492)

Capital Share Transactions(1)
Institutional Class Shares
Issued	100
Issued in Connection with In-Kind Transfer**	9,203,987
Reinvestment of Distributions	178,491

Net Institutional Class Capital Share Transactions	9,382,578

Net Increase From Capital Share Transactions	9,382,578

Total Increase in Net Assets	9,563,596

Net Assets:
Beginning of Period	—

End of Period (including undistributed net investment income of $2,374)	$9,563,596

*	Commenced operations on December 31, 2013.
**	See Note 1 in the Notes to Financial Statements.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Class Shares
	Period Ended July 31, 2014‡
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(1)	0.18
Net Realized and Unrealized Gain on Investments	0.23

Total from Operations	0.41

Dividends and Distributions from:
Net Investment Income	(0.19)

Total Dividends and Distributions	(0.19)

Net Asset Value, End of Period	$10.22

Total Return†	4.15%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,564
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, excluding fees paid indirectly)	0.45	%*
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements and fees paid indirectly)	4.10	%*
Ratio of Net Investment Income to Average Net Assets	3.14	%*
Portfolio Turnover Rate	16	%**

‡	Commenced operations on December 31, 2013.
†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
(1)	Per share data calculated using average shares method.
*	Annualized
**	Not Annualized

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with forty funds. The financial statements herein are those of the LM Capital Opportunistic Bond Fund (the “Fund”). The financial statements of the remaining funds of the Trust are presented separately. The investment objective of the Fund is to achieve a total return that exceeds that of the Fund’s benchmark, the Barclays U.S. Aggregate Bond Index, over a market cycle of three to five years. The Fund is a diversified fund and will seek to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held. The Fund consists of Institutional Class Shares and Retirement Class Shares. The Institutional Class Shares commenced operations on December 31, 2013. The Retirement Class Shares are currently not operational.

The Fund commenced operations on December 31, 2013 as a result of a contribution in-kind from a limited partnership managed by the Adviser. On this date, the Fund issued 918,271 Institutional Class Shares in exchange for net assets at their then current value of $9,182,709, including accrued interest of $73,586.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund:

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2014, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 — quoted prices in active markets for identical securities.
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period ended July 31, 2014, there have been no changes to the Fund’s fair value methodologies, no Level 3 assets and liabilities, and there have been no transfers between Level 1 and Level 2 assets and liabilities. For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended July 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties relating to unrecognized tax benefits.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. For the period ended July 31, 2014, the remaining amount still to be amortized for the Fund was $27,170.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and the trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

4.	Administration, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an amended Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

0.125% on the first $500 million of the Fund’s average daily net assets; and 0.105% on the Fund’s average daily net assets over $500 million.

The Fund is subject to a minimum annual fee of $125,000. Additionally, the minimum annual fee for the Fund will be increased by $15,000 for each additional class of shares established after the initial class of shares.

Atlantic Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, LM Capital Group, LLC (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.35% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses from exceeding 0.45% of the Institutional Class Shares’ average daily net assets. The Adviser may discontinue the expense limitation upon ninety (90) days’ prior written notice to the Trust, effective as of close of business on November 14, 2016. The Board of Trustees (the “Board”) may terminate this agreement for any reason at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. As of July 31, 2014, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $198,316, expiring in 2017.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

6.	Share Transactions:

Period Ended July 31, 2014*
Share Transactions:
Institutional Class Shares
Issued	10
Issued in Connection with In-Kind Transfer**	918,271
Reinvestment of Distributions	17,512

Net Increase in Shares Outstanding from Share Transactions	935,793

*	Commenced operations on December 31, 2013.
**	See Note 1 in the Notes to Financial Statements.

7.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than in-kind transactions and short-term investments, for the period ended July 31, 2014, were as follows:

	U.S. Government	Other	Total
Purchases	$287,155	$1,195,362	$1,482,517
Sales	650,421	871,013	1,521,434

8.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain
$10,297	$(10,297)

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the period ended July 31, 2014 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2014	$178,492	$—	$178,492

As of July 31, 2014, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,374
Undistributed Long-Term Capital Gain	10,543
Unrealized Appreciation	168,101

Total Distributable Earnings	$181,018

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2014 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$9,321,398	$249,694	$(81,593)	$168,101

9.	Other:

At July 31, 2014, 100% of total Institutional Class Shares outstanding were held by one record shareholder.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Concentration/Risk:

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

11.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of July 31, 2014.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II

and Shareholders of LM Capital Opportunistic Bond Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LM Capital Opportunistic Bond Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)) as of July 31, 2014, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 31, 2013 (commencement of operations) to July 31, 2014. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LM Capital Opportunistic Bond Fund at July 31, 2014, and the results of its operations, the changes in its net assets and its financial highlights for the period from December 31, 2013 (commencement of operations) to July 31, 2014, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

September 29, 2014

This page intentionally left blank.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
ROBERT NESHER 67 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014, President and Chief Executive Officer of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
JOHN K. DARR 69 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 62 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.
1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Board Members oversee 40 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

“interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-1111. The following chart lists Trustees and Officers as of July 31, 2014.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust and New Covenant Funds, Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. and SEI Alpha Strategy Portfolios, LP.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of SEI Alpha Strategy Portfolio, LP to 2013.

Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003. Chairman of the Board of Trustees of The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.

Former Directorships: Director of SEI Alpha Strategy Portfolio, LP to 2013.

Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.
5	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 72 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 71 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 58 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.
GEORGE J. SULLIVAN, JR. 71 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS
MICHAEL BEATTIE 49 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon, from 2006 to 2014.
1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust
3	Board Members oversee 40 funds in The Advisors’ Inner Circle Fund II.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Other Directorships Held by Board Member/Officer[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013.

None.
None.
4	Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)
RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund III, Bishop Street Funds, The KP Funds, New Covenant Funds, SEI Insurance Products Trust. Chief Compliance Officer of SEI Opportunity Fund, LP until 2010. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP until September 2013. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.
DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
EDWARD McCUSKER 30 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Trust Company 2006-2008. SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.
JOHN MUNCH 43 yrs. old	Vice President and Assistant Secretary (Since 2012)	Attorney at SEI Investments Company since 2001.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012).Associate, Drinker Biddle & Reath LLP (2006-2011).
John Y. Kim 33 yrs. old	Vice President and Assistant Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014).
1	Unless otherwise noted, the business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

Other Directorships Held by Officer

None.
None.
None.
None.
None.
None.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways.

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 02/01/14	Ending Account Value 07/31/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,030.50	0.45%	$2.27
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2.26
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND II	LM CAPITAL
OPPORTUNISTIC BOND FUND

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a July 31, 2014 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2014 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2014, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Short-Term Capital Gain Dividends (4)
0.00%	100.00%	100.00%	0.00%	0.00%	4.94%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government Obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income. Generally, interest from direct U.S. Government Obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4)	The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution for calendar year ended 2013 that is exempted from U.S. withholding tax when paid to foreign investors. The provision that allows RICs to pass through “Short Term Capital Gain Dividend” expired after 12/31/13.

LM Capital Opportunistic Bond Fund

P.O. Box 588

Portland, ME 04112

Investment Adviser:

LM Capital Group, LLC

750 B Street

Suite 3010

San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

LMC-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

	2014			2013
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$508,490	N/A	N/A	$458,000	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees	N/A	N/A	N/A	$2,740	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2014	2013
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $10,500 and $13,240 for 2014 and 2013, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: October 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: October 7, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller and
Chief Financial Officer
Date: October 7, 2014